Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 30,000	$ 145,674
Sublease income		(117,084)
Total lease (income) expense	$ 30,000	$ 28,590